As filed with the Securities and Exchange Commission on June 17, 2015

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1498
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Harold R. Loftin, Jr., Esq. GuideStone Capital Management, LLC 2401 Cedar Springs Road Dallas, TX 75201-1498 (Name and Address of Agent for Service)	Copies to: Eric Purple, Esq. Donald Smith, Esq. K&L Gates, LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)

☐	on [ ] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [ ] pursuant to paragraph (a)1

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 17th day of June, 2015.

GUIDESTONE FUNDS

By: /s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ William Craig George*	Trustee, Chairman of the Board	June 17, 2015
William Craig George

/s/ Thomas G. Evans*	Trustee	June 17, 2015
Thomas G. Evans

/s/ James W. Hixson*	Trustee	June 17, 2015
James W. Hixson

/s/ Michael R. Buster*	Trustee	June 17, 2015
Michael R. Buster

/s/ Paul H. Dixon, Ed.D.*	Trustee	June 17, 2015
Paul H. Dixon, Ed.D.

/s/ Carson L. Eddy*	Trustee	June 17, 2015
Carson L. Eddy

/s/ Grady R. Hazel*	Trustee	June 17, 2015
Grady R. Hazel

/s/ Barry D. Hartis*	Trustee	June 17, 2015
Barry D. Hartis

/s/ Joseph A. Mack*	Trustee	June 17, 2015
Joseph A. Mack

/s/ Franklin R. Morgan*	Trustee	June 17, 2015
Franklin R. Morgan

/s/ Kyle L. Tucker*	Trustee	June 17, 2015
Kyle L. Tucker

/s/ Patrick Pattison	Vice President and Treasurer	June 17, 2015
Patrick Pattison	(principal financial officer)

*By: /s/ John R. Jones John R. Jones	Attorney-in-Fact	June 17, 2015

Exhibit Index

EXHIBIT NO.	DESCRIPTION

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase